UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  028-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

 /s/    James Crichton     New York, NY     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $1,913,460 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    72052   400000 SH       SOLE                   400000        0        0
AMERICAN TOWER CORP            CL A             029912201   186552  3600000 SH       SOLE                  3600000        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     9857   330000 SH  CALL SOLE                   330000        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105    84435   310000 SH       SOLE                   310000        0        0
CONTINENTAL RESOURCES INC      COM              212015101    28588   400000 SH       SOLE                   400000        0        0
DOMINOS PIZZA INC              COM              25754A201    93543  5075600 SH       SOLE                  5075600        0        0
EBAY INC                       COM              278642103   102432  3300000 SH       SOLE                  3300000        0        0
FORTUNE BRANDS INC             COM              349631101    48274   780000 SH       SOLE                   780000        0        0
GRAHAM PACKAGING CO INC        COM              384701108     3512   201500 SH       SOLE                   201500        0        0
HANSEN NAT CORP                COM              411310105    20779   345000 SH       SOLE                   345000        0        0
HCA HOLDINGS INC               COM              40412C101    62660  1850000 SH       SOLE                  1850000        0        0
LAMAR ADVERTISING CO           CL A             512815101    92350  2500000 SH       SOLE                  2500000        0        0
MCDONALDS CORP                 COM              580135101   157887  2075000 SH       SOLE                  2075000        0        0
MSC INDL DIRECT INC            CL A             553530106    65047   950000 SH       SOLE                   950000        0        0
POLO RALPH LAUREN CORP         CL A             731572103    38332   310000 SH       SOLE                   310000        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106   284786  8200000 SH       SOLE                  8200000        0        0
SOLUTIA INC                    COM NEW          834376501    32004  1260000 SH       SOLE                  1260000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   151049  1080000 SH       SOLE                  1080000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   151049  1080000 SH  PUT  SOLE                  1080000        0        0
TEXTRON INC                    COM              883203101    24651   900000 SH  CALL SOLE                   900000        0        0
TYCO ELECTRONICS LTD SWITZER   SHS              H8912P106   153208  4400000 SH       SOLE                  4400000        0        0
YOUKU COM INC                  SPONSORED ADR    98742U100    11878   250000 SH       SOLE                   250000        0        0
YUM BRANDS INC                 COM              988498101    38535   750000 SH  CALL SOLE                   750000        0        0